Expense Example - Class ACS - DWS Multi-Asset Growth Allocation Fund	Dec. 01, 2020 USD ($)
Class A
Expense Example:
1 Year	$ 696
3 Years	952
5 Years	1,227
10 Years	2,010
Class C
Expense Example:
1 Year	312
3 Years	655
5 Years	1,124
10 Years	2,421
Class S
Expense Example:
1 Year	105
3 Years	328
5 Years	569
10 Years	$ 1,259